Cover	Feb. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2026
Entity File Number	001-41984
Entity Registrant Name	Black Hawk Acquisition Corporation
Entity Central Index Key	0002000775
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4125 Blackhawk Plaza Circle
Entity Address, Address Line Two	Suite 166
Entity Address, City or Town	Danville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	(952)
Local Phone Number	217-4482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one-fifth of one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one-fifth of one right
Trading Symbol	BKHAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	BKHA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one ordinary share
Trading Symbol	BKHAR
Security Exchange Name	NASDAQ